RESERVES	6 Months Ended
Dec. 31, 2024
RESERVES [Abstract]
RESERVES
12.	RESERVES

Reserves

	December 31, 2024 US$	June 30, 2024 US$
Share based payments reserve	6,940,381	13,440,265
Foreign currency translation reserve	(6,070,492)	(1,178,258)
Total reserves	869,889	12,262,007

Movements in share based payments reserve

	No. of Unlisted Options	No. of Performance Rights	No. of RSUs	US$
December 31, 2024
Opening balance at July 1, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee incentive securities	-	1,815,000	195,076	-
Exercise of options	(900,000)	-	-	-
Conversion of RSUs	-	-	(476,494)	(349,032)
Conversion of rights	-	(22,273,335)	-	(13,059,033)
Lapse of rights	-	(90,000)	-	-
Share-based payments expense	-	-	-	6,908,182
Closing balance at December 31, 2024	10,849,372	6,921,000	4,095,616	6,940,382

December 31, 2023
Opening balance at July 1, 2023	23,011,372	28,746,000	824,371	15,004,052
Grant of employee incentive securities	-	3,921,000	405,124	-
Exercise of options	(9,362,000)	-	-	(1,388,649)
Conversion of RSUs	-	-	(341,461)	(225,735)
Conversion of rights	-	(21,000)	-	(15,059)
Issue of shares to a consultant	-	-	-	(75,000)
Share-based payments expense	-	-	-	1,108,090
Closing balance at December 31, 2023	13,649,372	32,646,000	888,034	14,407,699